Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
March 31, 2023

Dates Covered
Collections Period	03/01/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/23	682,020,148.89	36,302
Yield Supplement Overcollateralization Amount 02/28/23	60,085,100.49	0
Receivables Balance 02/28/23	742,105,249.38	36,302
Principal Payments	29,885,661.58	778
Defaulted Receivables	809,612.65	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/23	56,770,316.29	0
Pool Balance at 03/31/23	654,639,658.86	35,492

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.63%
Prepayment ABS Speed	1.67%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	6,487,419.86	268
Past Due 61-90 days	1,337,565.55	59
Past Due 91-120 days	398,418.67	12
Past Due 121+ days	0.00	0
Total	8,223,404.08	339

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	550,836.60
Aggregate Net Losses/(Gains) - March 2023	258,776.05
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.42%
Prior Net Losses/(Gains) Ratio	0.18%
Second Prior Net Losses/(Gains) Ratio	0.65%
Third Prior Net Losses/(Gains) Ratio	0.29%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	5,891,756.93
Actual Overcollateralization	5,891,756.93
Weighted Average Contract Rate	4.22%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	51.10

Flow of Funds	$ Amount
Collections	33,007,335.91
Investment Earnings on Cash Accounts	22,501.80
Servicing Fee	(618,421.04)
Transfer to Collection Account	-
Available Funds	32,411,416.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,812,503.98
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	6,492,308.69
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,891,756.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,332,342.90

Total Distributions of Available Funds	32,411,416.67

Servicing Fee	618,421.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 03/15/23	675,881,967.55
Principal Paid	27,134,065.62
Note Balance @ 04/17/23	648,747,901.93

Class A-1
Note Balance @ 03/15/23	0.00
Principal Paid	0.00
Note Balance @ 04/17/23	0.00
Note Factor @ 04/17/23	0.0000000%

Class A-2a
Note Balance @ 03/15/23	192,998,377.29
Principal Paid	18,993,845.93
Note Balance @ 04/17/23	174,004,531.36
Note Factor @ 04/17/23	70.2197463%

Class A-2b
Note Balance @ 03/15/23	82,713,590.26
Principal Paid	8,140,219.69
Note Balance @ 04/17/23	74,573,370.57
Note Factor @ 04/17/23	70.2197463%

Class A-3
Note Balance @ 03/15/23	266,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	266,000,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-4
Note Balance @ 03/15/23	89,920,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	89,920,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Note Balance @ 03/15/23	29,500,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	29,500,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Note Balance @ 03/15/23	14,750,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	14,750,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,945,008.15
Total Principal Paid	27,134,065.62
Total Paid	29,079,073.77

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	445,504.59
Principal Paid	18,993,845.93
Total Paid to A-2a Holders	19,439,350.52

Class A-2b
One-Month SOFR	4.55804%
Coupon	5.12804%
Interest Paid	388,812.05
Principal Paid	8,140,219.69
Total Paid to A-2b Holders	8,529,031.74

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9783030
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.5985492
Total Distribution Amount	29.5768522

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.7978393
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	76.6499029
Total A-2a Distribution Amount	78.4477422

A-2b Interest Distribution Amount	3.6611304
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	76.6499029
Total A-2b Distribution Amount	80.3110333

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	239.27
Noteholders' Third Priority Principal Distributable Amount	543.60
Noteholders' Principal Distributable Amount	217.13

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	4,915,858.40
Investment Earnings	18,771.94
Investment Earnings Paid	(18,771.94)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,779,102.76	$4,014,119.15	4,421,043.15
Number of Extensions	167	142	150
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.52%	0.55%